Filed pursuant to Rule 497

File No. 333-149374

FSIC Performance History (Growth of $100,000 Investment at Fund Inception)

An investment in FS Investment Corporation (“FSIC”) is speculative and involves a degree of risk. No assurance can be provided that the investment objectives of FSIC will be achieved. Past performance is not necessarily indicative of future results, and there can be no assurance that such returns will be achieved in the future, that FB Income Advisor, LLC (“FBIA”) or GSO / Blackstone Debt Funds Management, LLC (“GDFM”) will achieve comparable results or that FBIA or GDFM will be able to implement FSIC’s investment strategy or achieve FSIC’s investment objectives.

Note: Cash distributions per share have not been adjusted for stock distributions.

(1)	The public offering price of FSIC common stock is subject to a sales load of up to 10% and offering expenses of up to 1.5%. All yields and rates of return are presented on a “net” basis and reflect the management and incentive fees, organizational and offering expenses, interest expense on borrowed funds and other related expenses that are borne by investors in FSIC. During the year ended December 31, 2010, the ratio of FSIC’s operating expenses to its average net assets was 9.89%. For more information regarding FSIC’s fees and expenses, investors should carefully review the prospectus as well as the periodic reports that are filed by FSIC with the Securities and Exchange Commission.

(2)	As of October 1, 2010, regular cash distributions were paid monthly rather than quarterly. Distributions are not guaranteed and are subject to approval by the board of directors.

(3)	The regular semi-monthly distribution amount was increased from $0.03185 per share to $0.032156 per share in order to maintain the 7.35% distribution yield at the $10.50 per share public offering price. Note that as of March 31, 2011, the yield was 7.18% based on the $10.75 per share offering price. In April 2011, the Company’s board of directors declared two special cash distributions totaling $0.07 per share. On April 18, 2011, the Company announced an increase in its semi-monthly distribution amount to $0.033594 per share, an annualized yield of 7.5% based on the current public offering price of $10.75 per share, beginning in May 2011.

(4)	Total account value includes portfolio value and aggregate cash distribution payments. Portfolio value is based on original share count adjusted for all stock distributions and assumes that the investor purchased shares of common stock at $10.00 per share and did not participate in the Company’s Distribution Reinvestment Plan. Portfolio value at the end of the applicable period is based on 90% of the public offering price per share of $10.75, which is the price at which the Company repurchases shares of common stock pursuant to its share repurchase plan. Past performance is not a guarantee of future results.

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the SEC, the Attorney-General of the State of New York nor any other state securities commission has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Securities offered through FS2 Capital Partners LLC > 2929 Arch Street > Suite 675 Philadelphia, PA 19104

877-372-9880 > www.fs2cap.com > Member FINRA/SPIC

FSIC Performance History (Growth of $100,000 Investment at Fund Inception)

RISK FACTORS

An investment in FS Investment Corporation is subject to significant risks and may be considered speculative. A more detailed description of the risk factors is found in the section of the prospectus entitled “Risk Factors.” You should read and understand all of these risk factors before making your decision to invest in shares of our common stock.

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We are a relatively new company and have a limited operating history and are subject to the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objectives.

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FB Income Advisor, LLC (“FB Advisor”), our investment adviser, has not previously managed a business development company or a regulated investment company (“RIC”). Therefore, FB Advisor may not be able to successfully operate our business or achieve our investment objectives.

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Economic activity in the United States was impacted by the global financial crisis of 2008 and has yet to fully recover. These conditions may make it more difficult for us to achieve our investment objectives.

•	Because there is no public trading market for shares of our common stock and we are not obligated to effectuate a liquidity event by a specified date, it will be difficult for you to sell your shares.

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The amount of any distributions we may make is uncertain. Our distribution proceeds have exceeded and in the future may exceed our net investment income, particularly during the period before we have substantially invested the net proceeds from our public offering. Therefore, portions of the distributions that we make may represent a return of capital to you for tax purposes.

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We have elected to be treated as a RIC for federal income tax purposes. Failure to maintain our qualification as a RIC would subject us to federal income tax on all of our income, which would have a material adverse effect on our financial performance.

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As a result of the annual distribution requirement to maintain our qualification as a RIC, we will likely need to continually raise cash or make borrowings to fund new investments. At times, these sources of funding may not be available to us on acceptable terms, if at all.

•	We are subject to financial market risks, including changes in interest rates, which may have a substantial negative impact on our investments.

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A significant portion of our portfolio is recorded at fair value as determined in good faith by our board of directors and, as a result, there is uncertainty as to the value of our portfolio investments.

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We invest primarily in senior secured term loans, second lien secured loans and, to a lesser extent, subordinated debt and selected equity investments issued by private U.S. companies, including small and middle market companies. For our senior secured and second lien secured loans, the collateral securing these investments may decrease in value or lose its entire value over time or may fluctuate based on the performance of the portfolio company which may lead to a loss in principal. Subordinated debt investments are typically unsecured, and this may involve a heightened level of risk, including a loss of principal or the loss of the entire investment.

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The potential for FB Advisor to earn incentive fees under the investment advisory and administrative services agreement may create an incentive for it to enter into investments that are riskier or more speculative than would otherwise be in our best interests, and, since the base management fee is based on gross assets, FB Advisor may have an incentive to increase portfolio leverage in order to earn higher base management fees. In addition, since our investment sub-adviser, GSO / Blackstone Debt Funds Management LLC (“GDFM”), will receive a portion of the advisory fees paid to FB Advisor, GDFM may have an incentive to recommend investments that are riskier or more speculative.

•	This is a “best efforts” offering and if we are unable to raise substantial funds then we will be more limited in the number and type of investments we may make.

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FB Advisor, its affiliates and GDFM face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner, but which may result in actions that are not in your best interests.

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The purchase price at which you purchase shares will be determined at each semi- monthly closing date. As a result, your purchase price may be higher than the prior semi-monthly closing price per share, and therefore you may receive a smaller number of shares than if you had subscribed at the prior semi-monthly closing price.

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In the event of a decline in our net asset value, the board of directors may elect not to reduce our net offering price per share. As a result, your purchase price may be materially higher than the Company’s current net asset value per share.

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The agreements governing our wholly-owned financing subsidiary’s revolving credit facility contain various covenants which, if not complied with, could accelerate repayment under the facility, which would materially and adversely affect our liquidity, financial condition and our ability to pay distributions to our stockholders. In addition, the facility exposes us to the risks of borrowing, also known as leverage, which may be considered a speculative investment technique. Leverage increases the volatility of investments by magnifying the potential for gain and loss on amounts invested, therefore increasing the risks associated with investing in our securities.

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus.

This sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering.

Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds.

Securities offered through FS2 Capital Partners LLC > 2929 Arch Street > Suite 675 Philadelphia, PA 19104

877-372-9880 > www.fs2cap.com > Member FINRA/SPIC